Note 6 - Due to Related Parties (Detail)	12 Months Ended
	Nov. 30, 2012 USD ($)	Nov. 30, 2012 CAD	Nov. 30, 2011 USD ($)	Nov. 30, 2010 USD ($)	Nov. 30, 2012 Interest Expense [Member] CAD	Nov. 30, 2011 Interest Expense [Member] USD ($)	Nov. 30, 2010 Interest Expense [Member] USD ($)
Interest Expense, Related Party	$ 45,278		$ 73,011	$ 94,055
Payments from Net Cash (in Dollars)		800,000
Related Party Transaction, Amounts of Transaction	$ 39,173		$ 801,551	$ 755,760	39,083	$ 163,099	$ 104,943